Shareholder Report, Line Graph (Details) 196044_Frontier MFG Core Infrastructure Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value	$ 1,788,576	$ 1,416,805	$ 1,429,508	$ 1,437,899	$ 1,391,591	$ 1,202,551	$ 1,232,129	$ 1,074,663	$ 1,068,264	$ 1,000,000	$ 2,046,298
MSCI World Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index (Net)
Accumulated Value	2,832,037	2,435,988	2,026,743	1,710,182	1,996,429	1,435,822	1,396,126	1,313,004	1,181,957	1,000,000	$ 3,436,317
S&P Global Infrastructure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global Infrastructure Index
Accumulated Value	$ 2,032,163	$ 1,590,753	$ 1,486,407	$ 1,426,962	$ 1,351,300	$ 1,097,235	$ 1,287,235	$ 1,147,606	$ 1,127,101	$ 1,000,000	$ 2,373,410